Reconciliation of profit before taxation to headline operating profit	6 Months Ended
Jun. 30, 2023
Reconciliation of operating profit to headline operating profit [Abstract]
Reconciliation of profit before taxation to headline operating profit
20. Reconciliation of profit before taxation to headline operating profit

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Profit before taxation	204.3	418.6
Finance and investment income	102.4	55.5
Finance costs	(230.7)	(144.9)
Revaluation and retranslation of financial instruments	25.5	33.1
Profit before interest and taxation	307.1	474.9
(Earnings)/loss from associates - after interest and tax	(1.0)	63.8
Operating profit	306.1	538.7
Goodwill impairment	52.9	—
Amortisation and impairment of acquired intangible assets	36.6	31.5
Investment and other impairment charges	11.0	—
Restructuring and transformation costs	86.8	81.2
Property related costs	180.0	—
Losses on disposal of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(60.4)
Litigation settlement	(10.0)	—
Headline operating profit	666.3	639.1
Headline operating profit is one of the metrics that management uses to assess the performance of the business. Reconciling items in the above table are components of operating profit, which are included in note 4.